Staff costs	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Staff costs

6	Staff costs

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Staff costs are as follows:
Salaries and wages	174	179	181
Social security costs	7	6	7
RSU expense	15	11	18
Other pension costs[1]	5	3	5
	201	199	211
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	2,933	3,257	3,727
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.
Refer to note 25 ‘Related party transactions’ for details relating to key management remuneration included in the above.